SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF REVENUE PERFORMANCE OBLIGATION TIMING OF SATISFACTION AND REGISTRATION

S/N	Type of services	Nature, Timing of satisfaction of performance obligation and significant payment terms	Revenue Registration
1	Income from Elissee Software	Elisee involves in the business of analysis of data sets for DJIA and DAX indexes. The contracts for Elisee are generally for 12 months. The billing for Elisee is quarterly with 60 days collection period.

Revenue is recognized by the company not only when delivery note and invoice has been signed and confirmed by the customer, but at the end of each quarter over the 12 months period after service has been delivered to the customers.

When the company expects to be entitled to breakage (forfeiture of substandard services), the company recognizes the expected amount of breakage in proportion to the services provided versus the total expected network services to be provided. Any unexpected amounts of breakage are recognized when the unused value of network services expire

2	Management service income

The company rendered Management services to (Global Dot Logistics, Retinvest-AB, Thun Development Services) contains consultingt services mainly, but not limited to:

- budgeting

- contract check and preparation

- project works

- reporting and control of works

- analysis of available opportunities for acquisitions

The company recognize revenue when the services have been provided